Initial Public Offering (Details) $ / shares in Units, $ in Millions	Aug. 04, 2020 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Offering cost | $	$ 46.3
Number of shares called by each warrants (in shares)	1
Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	82,800,000
Price per unit | $ / shares	$ 10.00
Proceeds from issuance of shares | $	$ 828.0
Offering cost | $	46.3
Underwriting commissions | $	$ 29.0
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Number of shares called by each warrants (in shares)	1
Number of Class A ordinary share in each unit	1
Number of warrants in a unit	0.25
IPO | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	82,800,000
Offering cost | $	$ 46.3
Over-allotment | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	10,800,000
Price per unit | $ / shares	$ 10.00